Related party (Details Additional Information) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024	Nov. 01, 2023
Disclosure of transactions between related parties [line items]
Strategic Bonus payable For Employee Benefits	$ 1,600
Current Strategic Bonus payable For Employee Benefits	800
Non-current Strategic Bonus payable For Employee Benefits		$ 800
Key management personnel compensation, share-based payment	17,300	7,500
Share-based payment to key management	27,500	10,400
Number of Class A common shares issued in Moneda management				2,423,546
Contingent consideration recognised as of acquisition date	65,975	121,238			$ 29,122
Long-term investments	44,527	49,216
Blue Macaw
Disclosure of transactions between related parties [line items]
Contingent consideration recognised as of acquisition date	$ 7,500
Tria
Disclosure of transactions between related parties [line items]
Percentage holded by directors	41.18%
Option to acquire the remaining percentage of share	41.18%
Igah
Disclosure of transactions between related parties [line items]
Percentage holded by directors	57.08%
Option to acquire the remaining percentage of share	57.08%
Carried Interest Allocation [Member] | PBPE Fund III (Ontario) L.P
Disclosure of transactions between related parties [line items]
Percentage of performance fee receivable from related party	35.00%
Lavoro Agro Limited
Disclosure of transactions between related parties [line items]
Consideration payable on acquisition	$ 8,200
Long-term investments	1,065	11,337
Lavoro Agro Limited | Other related parties [member]
Disclosure of transactions between related parties [line items]
Long-term investments	1,100
Personnel Expenses
Disclosure of transactions between related parties [line items]
Directors and officers bonus	17,600	13,200
Personnel Expenses | Cash
Disclosure of transactions between related parties [line items]
Directors and officers bonus	6,800
Personnel Expenses | Equity as part of the share-based bonus payable [Member]
Disclosure of transactions between related parties [line items]
Directors and officers bonus	10,800
Personnel Expenses | Directors and officers compensation [Member]
Disclosure of transactions between related parties [line items]
Amount Incurred By Entity For Provision Of Key Management Personnel Services	$ (9,240)	$ (7,397)	$ (6,971)